INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Major components of tax expense (income) [abstract]
Income tax expense	$ 72.7	$ 32.6	$ 29.0	$ 64.4
Effective tax rate	56.00%	(988.00%)	32.00%	(130.00%)
Deferred tax expense (income)	$ 8.4		$ 11.0
Provision adjustment	$ 6.2
Discrete tax benefit			$ 19.9